Trade and other payables - Summary of trade and other payables, amounts falling due after more than one year (Detail) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 114.6	£ 98.1
Liabilities in respect of put option agreements with vendors	305.9	323.3
Fair value of derivatives	12.6	0.0
Other creditors and accruals	84.3	69.5
Trade and other payables	£ 517.4	£ 490.9